Financial Instruments and Derivatives - Credit Risk (Details) - Credit risk	Dec. 31, 2017	Dec. 31, 2016
Investment grade
Disclosure of credit risk exposure [line items]
Concentration percentage	95.00%
More than 90 days | Trade receivables
Disclosure of credit risk exposure [line items]
Concentration percentage	4.00%	3.00%